UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2012

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments:

Putnam International Value Fund Fund

The fund's portfolio
3/31/12 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value

Air freight and logistics (1.0%)

Deutsche Post AG (Germany)	118,920	$2,289,442

		2,289,442
Auto components (0.8%)

Valeo SA (France)	33,028	1,732,024

		1,732,024
Automobiles (4.4%)

Fiat SpA (Italy)(S)	172,467	1,013,925

Nissan Motor Co., Ltd. (Japan)	602,000	6,407,660

Porsche Automobil Holding SE (Preference) (Germany)	35,170	2,075,600

		9,497,185
Beverages (1.8%)

Anheuser-Busch InBev NV (Belgium)	33,743	2,465,266

Cola-Cola Amatil, Ltd. (Australia)	104,842	1,354,249

		3,819,515
Capital markets (1.2%)

Deutsche Bank AG (Germany)	29,926	1,488,928

Macquarie Group, Ltd. (Australia)	40,645	1,224,329

		2,713,257
Chemicals (3.9%)

Arkema (France)	17,463	1,627,300

BASF SE (Germany)	57,482	5,028,374

Lanxess AG (Germany)	15,144	1,251,844

Uralkali (Russia)(NON)	77,791	591,633

		8,499,151
Commercial banks (11.4%)

Australia & New Zealand Banking Group, Ltd. (Australia)	118,244	2,848,955

Barclays PLC (United Kingdom)	1,013,257	3,812,710

China Construction Bank Corp. (China)	2,359,000	1,822,665

DBS Group Holdings, Ltd. (Singapore)	133,000	1,500,290

DnB NOR ASA (Norway)	103,155	1,325,949

HSBC Holdings PLC (London Exchange) (United Kingdom)	333,335	2,958,025

Industrial and Commercial Bank of China, Ltd. (China)	2,048,000	1,321,282

Mitsubishi UFJ Financial Group, Inc. (Japan)	628,600	3,128,950

National Bank of Canada (Canada)	34,720	2,762,771

Sberbank of Russia ADR (Russia)(NON)	166,000	2,131,440

UniCredit SpA (Italy)	250,934	1,257,023

		24,870,060
Computers and peripherals (1.6%)

Asustek Computer, Inc. (Taiwan)	124,580	1,175,542

Gemalto NV (Netherlands)	34,149	2,253,998

		3,429,540
Construction and engineering (2.1%)

Carillion PLC (United Kingdom)	417,965	1,994,910

Vinci SA (France)	49,043	2,557,478

		4,552,388
Construction materials (0.8%)

BBMG Corp. (China)	765,000	643,283

China Shanshui Cement Group, Ltd. (China)	1,428,000	1,127,240

		1,770,523
Diversified financial services (2.8%)

ING Groep NV GDR (Netherlands)(NON)	367,536	3,062,171

ORIX Corp. (Japan)	31,310	2,988,390

		6,050,561
Diversified telecommunication services (1.9%)

BCE, Inc. (Canada)	53,293	2,133,964

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	36,100	1,637,737

Ziggio NV (Netherlands)	9,749	304,122

		4,075,823
Electric utilities (0.6%)

Energias de Portugal (EDP) SA (Portugal)	478,620	1,392,209

		1,392,209
Electrical equipment (1.3%)

Mitsubishi Electric Corp. (Japan)	310,000	2,741,573

		2,741,573
Electronic equipment, instruments, and components (0.2%)

Hollysys Automation Technologies, Ltd. (China)(NON)	32,000	339,200

		339,200
Energy equipment and services (0.6%)

Technip SA (France)	11,968	1,409,899

		1,409,899
Food and staples retail (1.5%)

Lawson, Inc. (Japan)	52,300	3,292,050

		3,292,050
Food products (2.3%)

Ajinomoto Co., Inc. (Japan)	110,000	1,379,485

Golden Agri-Resources, Ltd. (Singapore)	1,315,000	821,189

Kerry Group PLC Class A (Ireland)	61,329	2,838,268

		5,038,942
Gas utilities (0.8%)

Tokyo Gas Co., Ltd. (Japan)	387,000	1,823,487

		1,823,487
Health-care equipment and supplies (0.5%)

Biosensors International Group, Ltd. (Singapore)(NON)	939,000	1,124,215

		1,124,215
Hotels, restaurants, and leisure (1.1%)

Home Inns & Hotels Management, Inc. ADR (China)(NON)(S)	19,500	497,445

TUI Travel PLC (United Kingdom)	585,773	1,839,222

		2,336,667
Independent power producers and energy traders (1.5%)

Electric Power Development Co. (Japan)	77,800	2,109,257

International Power PLC (United Kingdom)	177,821	1,151,921

		3,261,178
Industrial conglomerates (2.6%)

LG Corp. (South Korea)	20,723	1,188,822

Rheinmetall AG (Germany)	27,342	1,618,909

Siemens AG (Germany)	29,140	2,937,730

		5,745,461
Insurance (7.7%)

ACE, Ltd.	56,086	4,105,495

AIA Group, Ltd. (Hong Kong)	191,600	701,949

Allianz SE (Germany)	41,731	4,979,598

AXA SA (France)	114,615	1,900,074

Prudential PLC (United Kingdom)	304,520	3,640,923

SCOR SE (France)	54,046	1,460,364

		16,788,403
IT Services (0.6%)

Amadeus IT Holding SA Class A (Spain)	63,826	1,204,515

		1,204,515
Machinery (1.4%)

Fiat Industrial SpA (Italy)(NON)	212,315	2,265,316

Metso Corp. OYJ (Finland)	18,069	772,361

		3,037,677
Media (2.3%)

Kabel Deutschland Holding AG (Germany)(NON)	43,616	2,693,883

WPP PLC (Ireland)	167,833	2,293,897

		4,987,780
Metals and mining (2.8%)

Fortescue Metals Group, Ltd. (Australia)	251,465	1,513,389

Newcrest Mining, Ltd. (Australia)	27,135	834,239

Rio Tinto PLC (United Kingdom)	43,926	2,421,149

Xstrata PLC (United Kingdom)	83,650	1,428,965

		6,197,742
Multiline retail (1.2%)

Myer Holdings, Ltd. (Australia)	425,570	1,031,534

PPR SA (France)	9,504	1,635,137

		2,666,671
Multi-utilities (1.2%)

Centrica PLC (United Kingdom)	521,080	2,637,092

		2,637,092
Office electronics (0.2%)

Canon, Inc. (Japan)	9,400	444,050

		444,050
Oil, gas, and consumable fuels (12.3%)

BG Group PLC (United Kingdom)	128,717	2,981,185

BP PLC (United Kingdom)	689,176	5,098,862

Canadian Natural Resources, Ltd. (Canada)	38,300	1,269,435

Inpex Corp. (Japan)	323	2,181,430

Nexen, Inc. (Canada)	89,015	1,632,247

Origin Energy, Ltd. (Australia)	107,159	1,481,858

Petroleo Brasileiro SA ADR (Brazil)	35,500	942,880

Royal Dutch Shell PLC Class A (United Kingdom)	259,337	9,079,288

Total SA (France)	40,313	2,055,990

		26,723,175
Pharmaceuticals (7.9%)

Astellas Pharma, Inc. (Japan)	60,800	2,497,522

AstraZeneca PLC (United Kingdom)	37,182	1,652,745

Novartis AG (Switzerland)	107,657	5,958,285

Sanofi (France)	67,310	5,227,384

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	39,100	1,761,846

		17,097,782
Real estate investment trusts (REITs) (2.3%)

British Land Company PLC (United Kingdom)(R)	289,183	2,219,770

CFS Retail Property Trust (Australia)(R)	841,295	1,559,905

Dexus Property Group (Australia)	1,297,177	1,169,002

		4,948,677
Real estate management and development (1.9%)

Henderson Land Development Co., Ltd. (Hong Kong)	163,000	899,428

Hysan Development Co., Ltd. (Hong Kong)	278,000	1,113,353

Mitsui Fudosan Co., Ltd. (Japan)	114,000	2,180,283

		4,193,064
Road and rail (0.5%)

ComfortDelgro Corp., Ltd. (Singapore)	836,000	1,037,477

		1,037,477
Semiconductors and semiconductor equipment (0.4%)

Samsung Electronics Co., Ltd. (South Korea)	781	878,845

		878,845
Software (1.2%)

Konami Corp. (Japan)	75,100	2,128,605

Perfect World Co., Ltd. ADR (China)(NON)	35,100	567,918

		2,696,523
Specialty retail (0.4%)

JB Hi-Fi, Ltd. (Australia)(S)	77,353	878,182

		878,182
Tobacco (1.9%)

Japan Tobacco, Inc. (Japan)	416	2,342,105

Philip Morris International, Inc.	20,200	1,789,922

		4,132,027
Trading companies and distributors (1.9%)

Mitsui & Co., Ltd. (Japan)	247,400	4,056,081

		4,056,081
Wireless telecommunication services (3.0%)

China Mobile, Ltd. (China)	107,000	1,177,399

Vodafone Group PLC (United Kingdom)	1,986,080	5,470,341

		6,647,740

Total common stocks (cost $197,285,833)		$213,057,853

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value

U.S. Treasury Notes 4.250%, September 30, 2012(i)	$116,000	$118,349

Total U.S. treasury Obligations (cost $118,349)		$118,349

SHORT-TERM INVESTMENTS (3.2%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.20%(d)	2,248,496	$2,248,496

Putnam Money Market Liquidity Fund 0.11%(e)	2,935,601	2,935,601

SSgA Prime Money Market Fund 0.12%(P)	61,000	61,000

U.S. Treasury Bills with effective yields ranging from 0.164% to 0.192%, March 7, 2013(SEGSF)	$782,000	780,750

U.S. Treasury Bills with effective yields ranging from 0.150% to 0.159%, February 7, 2013(SEGSF)	180,000	179,740

U.S. Treasury Bills with effective yields ranging from 0.071% to 0.077%, July 26, 2012(SEGSF)	306,000	305,920

U.S. Treasury Bills with an effective yield of 0.079%, June 28, 2012	204,000	203,966

U.S. Treasury Bills with an effective yield of 0.073%, May 31, 2012	130,000	129,988

U.S. Treasury Bills with an effective yield of 0.085%, May 3, 2012	130,000	129,990

Total short-term investments (cost $6,975,402)		$6,975,451

TOTAL INVESTMENTS

Total investments (cost $204,379,584)(b)		$220,151,653

FORWARD CURRENCY CONTRACTS at 3/31/12 (aggregate face value $163,400,298) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	4/18/12	$10,741,318	$11,168,941	$(427,623)
	British Pound	Sell	4/18/12	813,747	811,363	(2,384)
	Canadian Dollar	Buy	4/18/12	1,772,662	1,793,513	(20,851)
	Euro	Sell	4/18/12	1,624,150	1,623,499	(651)
	Norwegian Krone	Buy	4/18/12	1,081,723	1,096,441	(14,718)
	Swedish Krona	Buy	4/18/12	4,787,477	4,739,420	48,057
	Swiss Franc	Buy	4/18/12	2,446,180	2,437,888	8,292
Barclays Bank PLC
	Australian Dollar	Sell	4/18/12	1,851,438	1,924,966	73,528
	British Pound	Sell	4/18/12	1,800,224	1,794,387	(5,837)
	Canadian Dollar	Sell	4/18/12	1,455,654	1,472,753	17,099
	Euro	Buy	4/18/12	20,407	20,398	9
	Hong Kong Dollar	Sell	4/18/12	1,425,228	1,426,386	1,158
	Japanese Yen	Sell	4/18/12	252,968	258,009	5,041
	Swiss Franc	Sell	4/18/12	287,962	286,941	(1,021)
Citibank, N.A.
	British Pound	Sell	4/18/12	1,247,650	1,243,706	(3,944)
	Canadian Dollar	Buy	4/18/12	604,752	611,943	(7,191)
	Danish Krone	Buy	4/18/12	553,727	549,053	4,674
	Euro	Sell	4/18/12	2,089,507	2,088,340	(1,167)
	Hong Kong Dollar	Sell	4/18/12	1,375,338	1,376,503	1,165
	Norwegian Krone	Buy	4/18/12	1,302,360	1,320,844	(18,484)
	Singapore Dollar	Buy	4/18/12	757,656	761,128	(3,472)
	Swedish Krona	Buy	4/18/12	617,262	611,203	6,059
	Swiss Franc	Sell	4/18/12	1,950,584	1,944,230	(6,354)
Credit Suisse AG
	Australian Dollar	Sell	4/18/12	6,614,671	6,878,200	263,529
	British Pound	Sell	4/18/12	3,549,428	3,539,229	(10,199)
	Canadian Dollar	Sell	4/18/12	1,282,166	1,297,004	14,838
	Euro	Buy	4/18/12	3,251,900	3,250,390	1,510
	Japanese Yen	Buy	4/18/12	4,844,216	4,940,677	(96,461)
	Norwegian Krone	Sell	4/18/12	518,196	525,307	7,111
	Swedish Krona	Buy	4/18/12	4,114,972	4,072,429	42,543
	Swiss Franc	Buy	4/18/12	2,823,002	2,803,605	19,397
Deutsche Bank AG
	Australian Dollar	Buy	4/18/12	164,421	170,723	(6,302)
	British Pound	Sell	4/18/12	655,412	653,320	(2,092)
	Canadian Dollar	Sell	4/18/12	929,778	940,529	10,751
	Euro	Buy	4/18/12	4,193,152	4,191,251	1,901
	Swiss Franc	Buy	4/18/12	1,199,269	1,195,177	4,092
Goldman Sachs International
	Australian Dollar	Buy	4/18/12	2,432,804	2,530,104	(97,300)
	British Pound	Sell	4/18/12	2,775,825	2,766,980	(8,845)
	Euro	Sell	4/18/12	4,185,816	4,184,264	(1,552)
	Japanese Yen	Buy	4/18/12	5,283,489	5,388,829	(105,340)
	Norwegian Krone	Buy	4/18/12	1,756,920	1,780,841	(23,921)
	Swedish Krona	Sell	4/18/12	1,079,628	1,068,535	(11,093)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/18/12	1,347,318	1,398,403	(51,085)
	British Pound	Buy	4/18/12	1,869,156	1,863,580	5,576
	Euro	Sell	4/18/12	323,309	322,903	(406)
	Hong Kong Dollar	Buy	4/18/12	237,100	235,496	1,604
	Norwegian Krone	Buy	4/18/12	341,398	346,274	(4,876)
	Swiss Franc	Buy	4/18/12	1,554,817	1,549,752	5,065
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	4/18/12	442,798	460,501	17,703
	British Pound	Buy	4/18/12	7,197,696	7,174,763	22,933
	Canadian Dollar	Sell	4/18/12	2,791,440	2,825,219	33,779
	Euro	Buy	4/18/12	693,035	692,715	320
	Hong Kong Dollar	Sell	4/18/12	13,586	14,227	641
	Japanese Yen	Buy	4/18/12	2,731,861	2,786,311	(54,450)
	Norwegian Krone	Sell	4/18/12	2,074,713	2,102,251	27,538
	Singapore Dollar	Sell	4/18/12	1,116,834	1,121,774	4,940
	Swedish Krona	Sell	4/18/12	2,018,301	1,996,309	(21,992)
	Swiss Franc	Sell	4/18/12	182,372	181,739	(633)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	4/18/12	846,094	878,632	32,538
	British Pound	Buy	4/18/12	44,782	46,313	(1,531)
	Canadian Dollar	Buy	4/18/12	69,455	70,273	(818)
	Euro	Sell	4/18/12	698,903	698,922	19
	Israeli Shekel	Buy	4/18/12	712,196	693,175	19,021
	Japanese Yen	Buy	4/18/12	6,678,519	6,816,209	(137,690)
	Swedish Krona	Sell	4/18/12	749,516	741,282	(8,234)
	Swiss Franc	Buy	4/18/12	884,937	882,229	2,708
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/12	1,101,618	1,145,517	(43,899)
	Canadian Dollar	Sell	4/18/12	830,256	840,213	9,957
	Euro	Buy	4/18/12	351,052	350,974	78
	Israeli Shekel	Buy	4/18/12	712,223	692,624	19,599
UBS AG
	Australian Dollar	Sell	4/18/12	3,395,544	3,530,134	134,590
	British Pound	Buy	4/18/12	341,940	332,965	8,975
	Canadian Dollar	Sell	4/18/12	1,992,053	2,015,392	23,339
	Euro	Sell	4/18/12	611,274	595,463	(15,811)
	Israeli Shekel	Sell	4/18/12	1,475,146	1,437,633	(37,513)
	Norwegian Krone	Sell	4/18/12	914,630	927,479	12,849
	Swiss Franc	Buy	4/18/12	1,148,967	1,145,097	3,870
Westpac Banking Corp.
	Australian Dollar	Buy	4/18/12	2,413,363	2,504,669	(91,306)
	British Pound	Sell	4/18/12	2,212,855	2,205,694	(7,161)
	Canadian Dollar	Sell	4/18/12	1,169,815	1,183,335	13,520
	Euro	Buy	4/18/12	2,495,111	2,510,458	(15,347)
	Japanese Yen	Sell	4/18/12	12,297,346	12,544,150	246,804

Total						$(190,834)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2011 through March 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $217,769,145.
(b)	The aggregate identified cost on a tax basis is $212,119,242, resulting in gross unrealized appreciation and depreciation of $20,932,561 and $12,900,150, respectively, or net unrealized appreciation of $8,032,411.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $2,145,422.
	The fund received cash collateral of $2,248,496, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,712 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $49,417,689 and $51,126,989, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $876,877 to cover certain derivatives contracts.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	22.2%
	Japan	19.0
	Germany	11.2
	France	9.0
	Australia	6.4
	United States	4.9
	Canada	3.6
	China	3.4
	Switzerland	2.7
	Netherlands	2.6
	Ireland	2.4
	Italy	2.1
	Singapore	2.1
	Russia	1.3
	Hong Kong	1.2
	Belgium	1.1
	South Korea	0.9
	Israel	0.8
	Portugal	0.6
	Norway	0.6
	Spain	0.6
	Taiwan	0.5
	Other	0.8

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	The fund had an average contract amount of approximately $160,000,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $255,173 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $839,016 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $621,277.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$22,098,509	$—	$—
Consumer staples	16,282,534	—	—
Energy	28,133,074	—	—
Financials	59,564,022	—	—
Health care	18,221,997	—	—
Industrials	23,460,099	—	—
Information technology	8,992,673	—	—
Materials	16,467,416	—	—
Telecommunication services	10,723,563	—	—
Utilities	9,113,966	—	—
Total common stocks	213,057,853	—	—
U.S. Treasury Obligations	$—	$118,349	$—
Short-term investments	2,996,601	3,978,850	—

Totals by level	$216,054,454	$4,097,199	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts		(190,834)

Totals by level	$—	$(190,834)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,178,720	$1,369,554

Total	$1,178,720	$1,369,554

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2012

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
3/31/12 (Unaudited)

COMMON STOCKS (100.2%)(a)
	Shares	Value

Auto components (0.8%)

Dana Holding Corp.	39,900	$618,450

Standard Motor Products, Inc.	23,895	423,897

		1,042,347
Automobiles (0.5%)

Thor Industries, Inc.	20,800	656,448

		656,448
Biotechnology (3.3%)

Affymax, Inc.(NON)	42,600	500,124

Amarin Corp. PLC ADR (Ireland)(NON)(S)	14,500	164,140

AVEO Pharmaceuticals, Inc.(NON)	21,777	270,253

Cubist Pharmaceuticals, Inc.(NON)	20,344	879,878

Gentium SpA ADR (Italy)(NON)(S)	58,303	508,402

InterMune, Inc.(NON)	15,700	230,319

Onyx Pharmaceuticals, Inc.(NON)	9,155	344,960

PDL BioPharma, Inc.	60,500	384,175

Spectrum Pharmaceuticals, Inc.(NON)(S)	40,118	506,690

United Therapeutics Corp.(NON)(S)	7,970	375,626

		4,164,567
Capital markets (1.6%)

E*Trade Financial Corp.(NON)	46,300	506,985

FXCM, Inc. Class A	37,260	484,007

HFF, Inc. Class A(NON)	60,100	989,847

		1,980,839
Chemicals (5.4%)

American Vanguard Corp.	32,951	714,707

Innophos Holdings, Inc.	11,749	588,860

Innospec, Inc.(NON)	25,048	760,958

Koppers Holdings, Inc.	11,904	459,018

Landec Corp.(NON)	80,100	523,053

LSB Industries, Inc.(NON)	30,305	1,179,471

Minerals Technologies, Inc.	5,410	353,868

NewMarket Corp.(S)	2,475	463,815

PolyOne Corp.	47,302	681,149

TPC Group, Inc.(NON)	7,507	331,884

W.R. Grace & Co.(NON)(S)	12,753	737,123

		6,793,906
Commercial banks (0.8%)

East West Bancorp, Inc.	44,972	1,038,403

		1,038,403
Commercial services and supplies (1.2%)

InnerWorkings, Inc.(NON)	38,388	447,220

Standard Parking Corp.(NON)	31,800	651,900

SYKES Enterprises, Inc.(NON)	28,800	455,040

		1,554,160
Communications equipment (2.8%)

Aruba Networks, Inc.(NON)(S)	31,083	692,529

EchoStar Corp. Class A(NON)	81,535	2,294,395

InterDigital, Inc.	6,279	218,886

Ixia(NON)(S)	28,626	357,539

		3,563,349
Computers and peripherals (0.1%)

STEC, Inc.(NON)	14,788	139,599

		139,599
Construction and engineering (0.5%)

Great Lakes Dredge & Dock Corp.	93,400	674,348

		674,348
Consumer finance (—%)

EZCORP, Inc. Class A(NON)	16	519

		519
Distributors (0.5%)

VOXX International Corp.(NON)	47,847	648,805

		648,805
Diversified financial services (0.7%)

Interactive Brokers Group, Inc. Class A	40,420	687,140

MarketAxess Holdings, Inc.	5,976	222,845

		909,985
Diversified telecommunication services (0.6%)

Cincinnati Bell, Inc.(NON)	92,120	370,322

Premiere Global Services, Inc.(NON)	43,144	390,022

		760,344
Electrical equipment (2.1%)

AZZ, Inc.(S)	12,800	660,992

EnerSys(NON)(S)	15,600	540,540

Franklin Electric Co., Inc.	18,397	902,741

Generac Holdings, Inc.(NON)	21,379	524,854

		2,629,127
Electronic equipment, instruments, and components (2.6%)

Coherent, Inc.(NON)(S)	9,071	529,111

FEI Co.(NON)(S)	20,460	1,004,791

MTS Systems Corp.	13,733	729,085

Newport Corp.(NON)	18,941	335,635

Tech Data Corp.(NON)(S)	6,975	378,464

TTM Technologies, Inc.(NON)	32,319	371,345

		3,348,431
Energy equipment and services (2.1%)

Basic Energy Services, Inc.(NON)	31,095	539,498

Helix Energy Solutions Group, Inc.(NON)	46,412	826,134

Key Energy Services, Inc.(NON)(S)	43,750	675,938

Newpark Resources, Inc.(NON)	80,626	660,327

		2,701,897
Health-care equipment and supplies (5.4%)

ABIOMED, Inc.(NON)(S)	35,957	797,886

Conmed Corp.(NON)	23,296	695,852

GenMark Diagnostics, Inc.(NON)	51,200	207,360

Greatbatch, Inc.(NON)	27,482	673,859

Kensey Nash Corp.(S)	8,710	254,855

MELA Sciences, Inc.(NON)(S)	98,149	438,726

OraSure Technologies, Inc.(NON)	143,820	1,652,492

RTI Biologics, Inc.(NON)	107,408	397,410

STAAR Surgical Co.(NON)	77,739	841,913

Synergetics USA, Inc.(NON)	64,694	420,511

Zoll Medical Corp.(NON)	4,592	425,357

		6,806,221
Health-care providers and services (3.4%)

AmSurg Corp.(NON)	11,141	311,725

Centene Corp.(NON)	8,568	419,575

HealthSouth Corp.(NON)(S)	32,000	655,360

Metropolitan Health Networks, Inc.(NON)	79,410	744,072

Molina Healthcare, Inc.(NON)(S)	28,739	966,493

WellCare Health Plans, Inc.(NON)	17,750	1,275,870

		4,373,095
Health-care technology (1.8%)

athenahealth, Inc.(NON)	6,961	515,949

Computer Programs & Systems, Inc.	7,567	427,687

Epocrates, Inc.(NON)	28,916	248,099

Quality Systems, Inc.	24,500	1,071,385

		2,263,120
Hotels, restaurants, and leisure (2.7%)

AFC Enterprises(NON)	53,337	904,596

Ameristar Casinos, Inc.	43,325	807,145

Red Robin Gourmet Burgers, Inc.(NON)	14,700	546,693

Shuffle Master, Inc.(NON)	27,800	489,280

Town Sports International Holdings, Inc.(NON)	54,392	686,971

		3,434,685
Household durables (0.6%)

Whirlpool Corp.(S)	9,400	722,484

		722,484
Industrial conglomerates (0.4%)

Standex International Corp.	12,600	518,994

		518,994
Internet and catalog retail (0.8%)

HSN, Inc.	17,962	683,095

Orbitz Worldwide, Inc.(NON)	102,527	312,707

		995,802
Internet software and services (1.3%)

Constant Contact, Inc.(NON)	31,600	941,364

LivePerson, Inc.(NON)(S)	25,752	431,861

ValueClick, Inc.(NON)	15,993	315,702

		1,688,927
IT Services (2.9%)

CACI International, Inc. Class A(NON)(S)	8,558	533,078

Cardtronics, Inc.(NON)	26,600	698,250

Global Cash Access Holdings, Inc.(NON)	158,300	1,234,740

NeuStar, Inc. Class A(NON)	10,181	379,242

TNS, Inc.(NON)	40,944	889,713

		3,735,023
Leisure equipment and products (1.3%)

Brunswick Corp.(S)	29,604	762,303

Leapfrog Enterprises, Inc.(NON)	113,688	950,432

		1,712,735
Life sciences tools and services (0.4%)

Charles River Laboratories International, Inc.(NON)	13,900	501,651

		501,651
Machinery (3.7%)

Cascade Corp.	11,344	568,561

Chart Industries, Inc.(NON)(S)	10,571	775,171

Greenbrier Companies, Inc.(NON)	32,400	641,196

Kadant, Inc.(NON)	15,100	359,682

L.B. Foster Co. Class A	11,344	323,417

NACCO Industries, Inc. Class A	3,448	401,244

TriMas Corp.(NON)	36,782	823,549

Valmont Industries, Inc.	6,700	786,647

		4,679,467
Media (1.9%)

Belo Corp. Class A	125,999	903,413

Knology, Inc.(NON)	16,881	307,234

LIN TV Corp. Class A(NON)	113,600	460,080

Sinclair Broadcast Group, Inc. Class A	66,547	736,010

		2,406,737
Metals and mining (0.4%)

Horsehead Holding Corp.(NON)	44,843	510,762

		510,762
Multiline retail (1.3%)

Big Lots, Inc.(NON)	18,232	784,341

Dillards, Inc. Class A	12,965	817,054

		1,601,395
Oil, gas, and consumable fuels (4.5%)

Clayton Williams Energy, Inc.(NON)	9,318	740,222

CVR Energy, Inc.(NON)	26,639	712,593

Rosetta Resources, Inc.(NON)	12,013	585,754

Stone Energy Corp.(NON)	47,174	1,348,705

Swift Energy Co.(NON)(S)	13,876	402,820

Vaalco Energy, Inc.(NON)	71,800	678,510

W&T Offshore, Inc.	43,494	916,854

Western Refining, Inc.	18,130	341,207

		5,726,665
Paper and forest products (0.4%)

KapStone Paper and Packaging Corp.(NON)	27,627	544,252

		544,252
Personal products (0.9%)

Nu Skin Enterprises, Inc. Class A	18,759	1,086,334

		1,086,334
Pharmaceuticals (8.4%)

Elan Corp. PLC ADR (Ireland)(NON)(S)	65,000	975,650

Hi-Tech Pharmacal Co., Inc.(NON)(S)	23,125	830,881

Jazz Pharmaceuticals PLC (Ireland)(NON)	41,105	1,992,359

MAP Pharmaceuticals, Inc.(NON)	11,025	158,319

Medicines Co. (The)(NON)	44,718	897,490

Medicis Pharmaceutical Corp. Class A(S)	20,408	767,137

Obagi Medical Products, Inc.(NON)	62,622	839,135

Par Pharmaceutical Cos., Inc.(NON)(S)	27,811	1,077,120

Pernix Therapeutics Holdings(NON)	25,570	230,130

Questcor Pharmaceuticals, Inc.(NON)	10,388	390,797

Salix Pharmaceuticals, Ltd.(NON)	12,682	665,805

ViroPharma, Inc.(NON)	58,924	1,771,845

		10,596,668
Professional services (0.3%)

Acacia Research Corp.(NON)	7,787	325,029

		325,029
Real estate investment trusts (REITs) (1.9%)

Apollo Commercial Real Estate Finance, Inc.	43,800	685,470

Extra Space Storage, Inc.(S)	20,764	597,796

Lexington Realty Trust	76,100	684,139

Newcastle Investment Corp.	62,495	392,469

		2,359,874
Real estate management and development (1.8%)

Jones Lang LaSalle, Inc.	14,100	1,174,671

St. Joe Co. (The)(NON)(S)	58,518	1,112,427

		2,287,098
Road and rail (1.7%)

Avis Budget Group, Inc.(NON)(S)	65,591	928,113

Dollar Thrifty Automotive Group(NON)	6,013	486,512

Swift Transportation Co.(NON)	60,368	696,647

		2,111,272
Semiconductors and semiconductor equipment (6.0%)

Cavium, Inc.(NON)	12,187	377,066

Cirrus Logic, Inc.(NON)(S)	21,418	509,748

Entegris, Inc.(NON)	119,167	1,113,020

Entropic Communications, Inc.(NON)(S)	52,569	306,477

Kulicke & Soffa Industries, Inc.(NON)	51,454	639,573

Nanometrics, Inc.(NON)	22,992	425,582

Nova Measuring Instruments, Ltd. (Israel)(NON)	71,814	643,453

Omnivision Technologies, Inc.(NON)(S)	13,876	277,520

Photronics, Inc.(NON)(S)	75,292	500,692

Rudolph Technologies, Inc.(NON)	57,900	643,269

Skyworks Solutions, Inc.(NON)	57,600	1,592,640

Teradyne, Inc.(NON)	37,071	626,129

		7,655,169
Software (8.7%)

Actuate Corp.(NON)	159,302	1,000,417

Allot Communications, Ltd. (Israel)(NON)	30,862	717,542

Aspen Technology, Inc.(NON)	26,537	544,805

BroadSoft, Inc.(NON)	11,445	437,771

Concur Technologies, Inc.(NON)	9,825	563,759

Fair Isaac Corp.	23,737	1,042,054

JDA Software Group, Inc.(NON)	19,700	541,356

Manhattan Associates, Inc.(NON)	11,930	567,033

Monotype Imaging Holdings, Inc.(NON)	26,833	399,812

Netscout Systems, Inc.(NON)	42,500	864,450

Parametric Technology Corp.(NON)(S)	23,100	645,414

RealPage, Inc.(NON)	31,400	601,938

SolarWinds, Inc.(NON)	9,500	367,175

Synchronoss Technologies, Inc.(NON)(S)	11,131	355,302

TIBCO Software, Inc.(NON)	12,642	385,581

Tyler Technologies, Inc.(NON)	10,500	403,305

Ultimate Software Group, Inc.(NON)	7,697	564,036

VASCO Data Security International, Inc.(NON)	48,304	521,200

Websense, Inc.(NON)	25,828	544,713

		11,067,663
Specialty retail (7.9%)

Buckle, Inc. (The)(S)	17,453	835,999

Cabela's, Inc.(NON)	23,500	896,525

Cato Corp. (The) Class A	12,863	355,533

Conn's, Inc.(NON)	25,221	387,142

DSW, Inc. Class A	6,357	348,173

Express, Inc.(NON)	30,184	753,996

Finish Line, Inc. (The) Class A(S)	40,186	852,747

Genesco, Inc.(NON)	7,388	529,350

GNC Holdings, Inc. Class A	13,300	464,037

Men's Wearhouse, Inc. (The)	11,243	435,891

Pier 1 Imports, Inc.(NON)(S)	38,500	699,930

Sally Beauty Holdings, Inc.(NON)	41,300	1,024,240

Select Comfort Corp.(NON)	29,159	944,460

Sonic Automotive, Inc. Class A(S)	67,528	1,209,426

Zale Corp.(NON)	76,900	237,621

		9,975,070
Textiles, apparel, and luxury goods (1.1%)

G-III Apparel Group, Ltd.(NON)(S)	19,700	559,874

Perry Ellis International, Inc.(NON)(S)	22,064	411,935

Warnaco Group, Inc. (The)(NON)	6,588	384,739

		1,356,548
Thrifts and mortgage finance (0.5%)

Ocwen Financial Corp.(NON)	43,100	673,653

		673,653
Trading companies and distributors (2.2%)

Applied Industrial Technologies, Inc.(S)	21,847	898,567

Beacon Roofing Supply, Inc.(NON)(S)	32,405	834,753

DXP Enterprises, Inc.(NON)(S)	25,550	1,111,166

		2,844,486

Total common stocks (cost $104,805,289)		$127,167,953

SHORT-TERM INVESTMENTS (18.1%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.20%(d)	22,409,213	$22,409,213

Putnam Money Market Liquidity Fund 0.11%(e)	554,560	554,560

Total short-term investments (cost $22,963,773)		$22,963,773

TOTAL INVESTMENTS

Total investments (cost $127,769,062)(b)		$150,131,726

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2011 through March 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $126,882,574.
(b)	The aggregate identified cost on a tax basis is $128,058,686, resulting in gross unrealized appreciation and depreciation of $24,189,748 and $2,116,708, respectively, or net unrealized appreciation of $22,073,040.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $21,700,383.
The fund received cash collateral of $22,409,213, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $906 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $34,114,998 and $38,029,940, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $22,464 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$24,553,056	$—	$—
Consumer staples	1,086,334	—	—
Energy	8,428,562	—	—
Financials	9,250,371	—	—
Health care	28,705,322	—	—
Industrials	15,336,883	—	—
Information technology	31,198,161	—	—
Materials	7,848,920	—	—
Telecommunication services	760,344	—	—
Total common stocks	127,167,953	—	—
Short-term investments	554,560	22,409,213	—

Totals by level	$127,722,513	$22,409,213	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2012